Net Loss Per Share (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total anti-dilutive common equivalent shares	22,339,276	17,517,631	16,268,154	17,931,393
Outstanding convertible Series H preferred stock [Member]
Total anti-dilutive common equivalent shares		8,814,825		8,814,825
Outstanding common warrants [Member]
Total anti-dilutive common equivalent shares	12,849,992	851,627	12,849,992	851,627
Outstanding options to purchase common stock [Member]
Total anti-dilutive common equivalent shares	1,513,423	7,851,179	1,543,162	8,264,941
Unvested Sponsor Earnout Shares [Member]
Total anti-dilutive common equivalent shares	1,875,000		1,875,000
Unvested RSUs [Member]
Total anti-dilutive common equivalent shares	4,402,354
Unvested PSUs [Member]
Total anti-dilutive common equivalent shares	1,523,154
Unvested common stock – business combination [Member]
Total anti-dilutive common equivalent shares	175,353